Form N-CSR Cover	6 Months Ended
Jan. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	George Putnam Balanced Fund
Entity Central Index Key	0000081259
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026